CAPITALIZATION - Schedule of Long-term Debt Redemption and Issuance (Details) - USD ($) $ in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Repayments of debt									$ 650	$ 500	$ 0
2.05% Unsecured Senior Notes Maturity 2025 | Unsecured Notes | FE
Debt Instrument [Line Items]
Issuance interest rate								2.05%
Repayments of debt								$ 300
3.76% Unsecured Senior Notes Maturing 2025 | Unsecured Notes | TrAIL
Debt Instrument [Line Items]
Issuance interest rate						3.76%
Repayments of debt						$ 75
3.85% Unsecured Senior Notes Maturing 2025 | Unsecured Notes | TrAIL
Debt Instrument [Line Items]
Issuance interest rate					3.85%
Repayments of debt					$ 550
4.00% Unsecured Senior Notes Maturing 2026 | Convertible Debt | FE
Debt Instrument [Line Items]
Issuance interest rate					4.00%
Repayments of debt					$ 1,206
Repayments of long-term debt including premium					1,225
Make-whole premium					$ 19
1.60% Unsecured Senior Notes Maturing 2026 | Unsecured Notes | FE
Debt Instrument [Line Items]
Issuance interest rate	1.60%								1.60%
Repayments of debt	$ 300
1.60% Unsecured Senior Notes Maturing 2026 | Senior Notes | FE
Debt Instrument [Line Items]
Issuance interest rate	1.60%								1.60%
Repayments of debt	$ 300
5.00%, $600 Million Notes Maturity 2031 | Unsecured Notes | TrAIL
Debt Instrument [Line Items]
Issuance interest rate							5.00%
Repayments of debt							$ 600
5.00% Unsecured Senior Notes Maturing 2030 | Unsecured Notes | ATSI
Debt Instrument [Line Items]
Issuance interest rate						5.00%
Repayments of debt						$ 225
4.95% Unsecured Senior Notes Maturing 2029 | Unsecured Notes | OE
Debt Instrument [Line Items]
Issuance interest rate						4.95%
Repayments of debt						$ 300
5.00% Unsecured Senior Notes Maturing 2031 | Unsecured Notes | MAIT
Debt Instrument [Line Items]
Issuance interest rate					5.00%
Repayments of debt					$ 200
5.00%, 200 Million Notes Maturing 2030 | First Mortgage Bond | PE
Debt Instrument [Line Items]
Issuance interest rate					5.00%
Repayments of debt					$ 200
5.18%, $100 Million Notes Maturity 2030 | Senior Notes | TE
Debt Instrument [Line Items]
Issuance interest rate					5.18%
Repayments of debt					$ 100
3.63%, $1,350 Million Notes Maturity 2029 | Convertible Debt | FE
Debt Instrument [Line Items]
Issuance interest rate					3.63%
Repayments of debt					$ 1,350
3.88%, $1,150 Million Notes Maturity 2031 | Convertible Debt | FE
Debt Instrument [Line Items]
Issuance interest rate					3.88%
Repayments of debt					$ 1,150
4.75%, $450 Million Notes Maturity 2033 | Unsecured Notes | FET
Debt Instrument [Line Items]
Issuance interest rate				4.75%
Repayments of debt				$ 450
4.15%, $350 Million Notes Maturity 2029 | Unsecured Notes | JCP&L
Debt Instrument [Line Items]
Issuance interest rate			4.15%
Repayments of debt			$ 350
4.30%, 650 Million Senior Notes Due 2026 | Unsecured Notes | JCP&L
Debt Instrument [Line Items]
Issuance interest rate		4.30%
Repayments of debt		$ 650
4.30%, 650 Million Senior Notes Due 2026 | Unsecured Notes | JCP&L | Revolving Credit Facility
Debt Instrument [Line Items]
Issuance interest rate			4.30%
Repayments of debt			$ 650
4.40%, $500 Million Notes Maturity 2031 | Unsecured Notes | JCP&L
Debt Instrument [Line Items]
Issuance interest rate			4.40%
Repayments of debt			$ 500
5.15%, $500 Million Notes Maturity 2036 | Unsecured Notes | JCP&L
Debt Instrument [Line Items]
Issuance interest rate			5.15%
Repayments of debt			$ 500